United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/2011

Date of Reporting Period:  Six months ended 04/30/11

Item 1.                      Reports to Stockholders

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$20.17	$16.01	$14.06	$25.79	$23.49	$22.19
Income From Investment Operations:
Net investment income	0.07	0.16	0.17	0.24	0.34	0.30
Net realized and unrealized gain (loss) on investments and futures contracts	4.48	4.16	2.21	(8.69)	3.37	2.48
TOTAL FROM INVESTMENT OPERATIONS	4.55	4.32	2.38	(8.45)	3.71	2.78
Less Distributions:
Distributions from net investment income	(0.09)	(0.16)	(0.20)	(0.22)	(0.35)	(0.32)
Distributions from net realized gain on investments and futures contracts	(0.43)	—	(0.23)	(3.06)	(1.06)	(1.16)
TOTAL DISTRIBUTIONS	(0.52)	(0.16)	(0.43)	(3.28)	(1.41)	(1.48)
Net Asset Value, End of Period	$24.20	$20.17	$16.01	$14.06	$25.79	$23.49
Total Return[1]	22.89%	27.07%[2]	17.80%	(36.58)%	16.59%	12.91%
Ratios to Average Net Assets:
Net expenses	0.54%[3]	0.54%	0.54%[4]	0.49%	0.49%	0.49%
Net investment income	0.60%[3]	0.88%	1.27%	1.13%	1.41%	1.33%
Expense waiver/reimbursement[5]	0.18%[3]	0.19%	0.21%	0.21%	0.19%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,097,528	$883,235	$731,613	$604,507	$1,257,048	$1,202,627
Portfolio turnover	8%	12%	18%	19%	17%	13%

Semi-Annual Shareholder Report

1

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.06% on the total return.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.54% for the year ended October 31, 2009, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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2

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual	$1,000	$1,228.90	$2.98
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.12	$2.71
1	Expenses are equal to the Fund's annualized net expense ratio of 0.54%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report
3

Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Financials	18.9%
Information Technology	16.6%
Industrials	15.5%
Consumer Discretionary	13.0%
Health Care	10.7%
Energy	7.0%
Materials	6.8%
Utilities	5.8%
Consumer Staples	3.9%
Telecommunication Services	0.5%
Securities Lending Collateral[2]	7.0%
Cash Equivalents[3]	0.7%
Derivative Contracts[4,5]	0.0%
Other Assets and Liabilities — Net[6]	(6.4)%
TOTAL[7]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.8%.
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Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 98.7%[1]
		Consumer Discretionary – 13.0%
41,084	[2]	99 Cents Only Stores	828,253
63,453		Aaron's, Inc.	1,826,812
70,415		Advance Auto Parts, Inc.	4,609,366
71,957	[2]	Aeropostale, Inc.	1,837,062
172,109		American Eagle Outfitters, Inc.	2,678,016
35,128		American Greetings Corp., Class A	864,149
47,872	[2]	Ann Inc.	1,494,085
60,967		Ascena Retail Group, Inc.	1,907,657
47,127	[2]	Bally Technologies, Inc.	1,837,482
34,887	[3]	Barnes & Noble, Inc.	383,408
26,601		Bob Evans Farms, Inc.	834,207
98,279	[2,3]	BorgWarner, Inc.	7,591,070
49,562	[2,3]	Boyd Gaming Corp.	443,084
78,515		Brinker International, Inc.	1,891,426
55,233	[2]	Career Education Corp.	1,204,632
52,761	[2]	Cheesecake Factory, Inc.	1,552,229
156,201		Chicos Fas, Inc.	2,285,221
55,005	[2]	Collective Brands, Inc.	1,155,105
33,933	[2]	Deckers Outdoor Corp.	2,879,554
77,952	[2]	Dick's Sporting Goods, Inc.	3,190,575
110,136	[2]	Dollar Tree, Inc.	6,332,820
63,182	[2]	Dreamworks Animation SKG, Inc.	1,673,691
235,765	[2,3]	Eastman Kodak Co.	655,427
136,356		Foot Locker, Inc.	2,934,381
44,475	[2]	Fossil, Inc.	4,259,816
125,304		Gentex Corp.	3,928,280
55,837		Guess ?, Inc.	2,400,433
84,755	[2]	Hanesbrands, Inc.	2,755,385
34,390		Harte-Hanks	319,483
20,480	[2,3]	ITT Educational Services, Inc.	1,469,030
25,684		International Speedway Corp., Class A	785,930
63,194		KB HOME	746,321
128,250	[2]	LKQ Corp.	3,234,465
50,498	[2,3]	Lamar Advertising Co.	1,642,195
36,974	[2]	Life Time Fitness, Inc.	1,446,423
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Shares			Value
33,020		M.D.C. Holdings, Inc.	963,854
26,150		Matthews International Corp., Class A	1,049,661
32,213	[3]	Meredith Corp.	1,076,559
49,507	[2]	Mohawk Industries, Inc.	2,972,400
5,184	[2]	NVR, Inc.	3,832,687
105,225	[2]	New York Times Co., Class A	855,479
244,601	[2]	Office Depot, Inc.	1,054,230
27,674	[2,3]	Panera Bread Co.	3,351,598
103,437		PetSmart, Inc.	4,361,938
58,959		Phillips Van Heusen Corp.	4,151,303
29,990		Polaris Industries, Inc., Class A	3,161,846
50,414		Regis Corp.	857,038
55,864		Rent-A-Center, Inc.	1,701,059
38,876		Ryland Group, Inc.	672,944
141,625	[2,3]	Saks, Inc.	1,693,835
21,000		Scholastic Corp.	551,880
55,924	[2]	Scientific Games Holdings Corp.	588,321
211,198		Service Corp. International	2,485,801
58,985		Sothebys Holdings, Inc., Class A	2,979,922
11,083	[3]	Strayer Education, Inc.	1,372,962
37,413		Thor Industries, Inc.	1,160,177
33,815	[2]	Timberland Co., Class A	1,528,100
127,659	[2]	Toll Brothers, Inc.	2,682,116
64,035		Tractor Supply Co.	3,961,845
55,243		Tupperware Brands Corp.	3,517,322
31,055	[2,3]	Under Armour, Inc., Class A	2,126,025
50,672	[2]	WMS Industries, Inc.	1,662,042
38,442	[2]	Warnaco Group, Inc.	2,474,127
284,227		Wendy's/Arby's Group, Inc.	1,369,974
41,128		Wiley (John) & Sons, Inc., Class A	2,094,649
92,449		Williams-Sonoma, Inc.	4,013,211
		TOTAL	142,202,378
		Consumer Staples – 3.9%
75,487		Alberto-Culver Co.	2,818,684
48,023	[2]	BJ's Wholesale Club, Inc.	2,464,540
62,712		Church and Dwight, Inc.	5,172,486
67,010		Corn Products International, Inc.	3,692,251
62,132	[2]	Energizer Holdings, Inc.	4,692,830
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Shares			Value
66,337		Flowers Foods, Inc.	2,027,259
102,126	[2,3]	Green Mountain Coffee, Inc.	6,838,357
61,060	[2]	Hansen Natural Corp.	4,039,119
16,668		Lancaster Colony Corp.	1,018,581
48,355	[2]	Ralcorp Holdings, Inc.	3,762,019
37,659		Ruddick Corp.	1,563,602
146,018	[2]	Smithfield Foods, Inc.	3,440,184
21,815		Tootsie Roll Industries, Inc.	646,597
20,739		Universal Corp.	899,658
		TOTAL	43,076,167
		Energy – 7.0%
142,901		Arch Coal, Inc.	4,901,504
49,471	[2]	Atwood Oceanics, Inc.	2,222,732
41,256	[2]	Bill Barrett Corp.	1,721,613
16,714		Carbo Ceramics, Inc.	2,689,951
75,219		Cimarex Energy Co.	8,318,469
42,060	[2]	Comstock Resources, Inc.	1,348,444
30,292	[2]	Dril-Quip, Inc.	2,319,156
55,724	[2]	Exterran Holdings, Inc.	1,209,768
99,922	[2]	Forest Oil Corp.	3,588,199
93,011		Frontier Oil Corp.	2,598,727
93,227	[2]	Helix Energy Solutions Group, Inc.	1,764,787
47,839	[2,3]	Northern Oil and Gas, Inc.	1,136,655
47,596	[2]	Oceaneering International, Inc.	4,160,842
44,579	[2]	Oil States International, Inc.	3,700,503
23,470		Overseas Shipholding Group, Inc.	653,874
80,305	[2]	Patriot Coal Corp.	2,022,080
135,626		Patterson-UTI Energy, Inc.	4,219,325
123,222	[2]	Plains Exploration & Production Co.	4,687,365
155,710	[2]	Pride International, Inc.	6,837,226
106,648	[2]	Quicksilver Resources, Inc.	1,583,723
55,793		SM Energy Co.	4,232,457
109,637		Southern Union Co.	3,278,146
69,387	[2]	Superior Energy Services, Inc.	2,665,849
45,243	[3]	Tidewater, Inc.	2,692,411
35,024	[2]	Unit Corp.	2,207,212
		TOTAL	76,761,018
Semi-Annual Shareholder Report
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Shares			Value
		Financials – 18.9%
149,000		AMB Property Corp.	5,423,600
45,656	[2]	Affiliated Managers Group	4,980,157
48,739		Alexandria Real Estate Equities, Inc.	4,003,909
67,403		American Financial Group, Inc.	2,411,005
171,942		Apollo Investment Corp.	2,037,513
62,114		Aspen Insurance Holdings Ltd.	1,774,597
152,308		Associated Banc-Corp.	2,223,697
73,041		Astoria Financial Corp.	1,056,903
56,944		BRE Properties, Inc., Class A	2,888,200
64,936		Bancorpsouth, Inc.	879,883
42,181		Bank of Hawaii Corp.	2,058,011
101,726		Berkley, W. R. Corp.	3,317,285
102,811		Brown & Brown	2,657,664
61,374		Camden Property Trust	3,851,219
69,369		Cathay Bancorp, Inc.	1,182,741
41,388		City National Corp.	2,363,669
68,068		Commerce Bancshares, Inc.	2,896,974
58,872		Corporate Office Properties Trust	2,072,883
91,285		Cousins Properties, Inc.	821,565
53,817		Cullen Frost Bankers, Inc.	3,188,119
222,095		Duke Realty Corp.	3,386,949
130,691		East West Bancorp, Inc.	2,761,501
104,773		Eaton Vance Corp.	3,538,184
41,965		Equity One, Inc.	831,746
28,293		Essex Property Trust, Inc.	3,833,136
47,876		Everest Re Group Ltd.	4,362,461
54,125		Federal Realty Investment Trust	4,739,185
196,768		Fidelity National Financial, Inc., Class A	3,038,098
271,570		First Niagara Financial Group, Inc.	3,910,608
95,771		FirstMerit Corp.	1,673,119
175,133		Fulton Financial Corp.	2,045,553
95,519		Gallagher (Arthur J.) & Co.	2,844,556
22,463		Greenhill & Co., Inc.	1,325,317
101,056		HCC Insurance Holdings, Inc.	3,288,362
39,799		Hanover Insurance Group, Inc.	1,680,314
62,799		Highwoods Properties, Inc.	2,317,283
108,569		Hospitality Properties Trust	2,621,941
46,251		International Bancshares Corp.	814,943
Semi-Annual Shareholder Report
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Shares			Value
125,610		Jefferies Group, Inc.	3,035,994
37,700		Jones Lang LaSalle, Inc.	3,859,726
100,765		Liberty Property Trust	3,543,905
114,646		Macerich Co. (The)	6,055,602
76,367		Mack-Cali Realty Corp.	2,697,282
31,420		Mercury General Corp.	1,248,631
111,234		Nationwide Health Properties, Inc.	4,872,049
384,373		New York Community Bancorp, Inc.	6,380,592
228,012		Old Republic International Corp.	2,888,912
87,964		Omega Healthcare Investors	2,019,653
28,568		PacWest Bancorp	656,778
35,273		Potlatch Corp.	1,364,712
41,120		Prosperity Bancshares, Inc.	1,885,352
75,344		Protective Life Corp.	2,027,507
88,824		Raymond James Financial, Inc.	3,330,900
71,305		Rayonier, Inc.	4,731,800
110,557		Realty Income Corp.	3,930,301
72,022		Regency Centers Corp.	3,389,355
69,382		Reinsurance Group of America	4,391,881
127,678		SEI Investments Co.	2,851,050
69,422		SL Green Realty Corp.	5,729,398
37,308	[2]	SVB Financial Group	2,254,896
124,763		Senior Housing Properties Trust	2,959,378
40,406		StanCorp Financial Group, Inc.	1,741,499
678,527	[3]	Synovus Financial Corp.	1,696,318
137,254		TCF Financial Corp.	2,139,790
49,067		Taubman Centers, Inc.	2,853,246
54,822		Transatlantic Holdings, Inc.	2,702,176
50,207		Trustmark Corp.	1,166,811
160,509		UDR, Inc.	4,155,578
43,575		Unitrin, Inc.	1,317,708
142,115	[3]	Valley National Bancorp	2,035,094
75,562		Waddell & Reed Financial, Inc., Class A	3,098,798
98,883		Washington Federal, Inc.	1,591,027
64,518		Webster Financial Corp. Waterbury	1,388,427
105,974		Weingarten Realty Investors	2,798,773
25,579		WestAmerica Bancorp.	1,299,157
		TOTAL	207,192,906
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Shares			Value
		Health Care – 10.7%
166,258	[2]	Allscripts Healthcare Solutions, Inc.	3,581,197
17,165	[2]	Bio-Rad Laboratories, Inc., Class A	2,147,685
45,393	[2]	Charles River Laboratories International, Inc.	1,915,131
81,578	[2,3]	Community Health Systems, Inc.	2,506,892
40,665		Cooper Cos., Inc.	3,045,808
53,131	[2]	Covance, Inc.	3,326,001
103,157	[2]	Endo Pharmaceuticals Holdings, Inc.	4,039,628
42,461	[2]	Gen-Probe, Inc.	3,520,866
221,435	[2]	Health Management Association, Class A	2,497,787
82,074	[2]	Health Net, Inc.	2,733,064
80,827	[2]	Henry Schein, Inc.	5,906,029
55,497		Hill-Rom Holdings, Inc.	2,497,920
229,392	[2]	Hologic, Inc.	5,051,212
50,428	[2,3]	IDEXX Laboratories, Inc.	4,106,352
61,774	[2]	Immucor, Inc.	1,348,526
34,694	[2]	Kindred Healthcare, Inc.	874,983
55,208	[2,3]	Kinetic Concepts, Inc.	3,258,928
45,285	[2]	LifePoint Hospitals, Inc.	1,884,309
84,665		Lincare Holdings, Inc.	2,660,174
42,203	[2]	MEDNAX, Inc.	2,993,037
52,399	[2,3]	Masimo Corp.	1,822,961
51,883		Medicis Pharmaceutical Corp., Class A	1,839,771
28,428	[2]	Mettler-Toledo International, Inc.	5,327,407
102,800		Omnicare, Inc.	3,229,976
55,817		Owens & Minor, Inc.	1,922,896
73,092		Perrigo Co.	6,604,593
101,320		Pharmaceutical Product Development, Inc.	3,125,722
134,841	[2,3]	ResMed, Inc.	4,300,079
52,197		Steris Corp.	1,881,180
32,646		Techne Corp.	2,536,921
35,180		Teleflex, Inc.	2,216,692
51,702	[2,3]	Thoratec Laboratories Corp.	1,587,251
44,700	[2,3]	United Therapeutics Corp.	2,993,112
85,731		Universal Health Services, Inc., Class B	4,696,344
75,836	[2]	VCA Antech, Inc.	1,865,566
179,790	[2]	Vertex Pharmaceuticals, Inc.	9,892,046
37,430	[2]	Wellcare Health Plans, Inc.	1,639,808
		TOTAL	117,377,854
Semi-Annual Shareholder Report
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Shares			Value
		Industrials – 15.5%
83,039	[2]	AGCO Corp.	4,781,386
141,412		AMETEK, Inc.	6,510,609
37,994		Acuity Brands, Inc.	2,234,047
104,421	[2]	Aecom Technology Corp.	2,846,516
118,548	[2]	AirTran Holdings, Inc.	890,295
31,514	[2]	Alaska Air Group, Inc.	2,075,827
36,348		Alexander and Baldwin, Inc.	1,915,540
29,381	[2]	Alliant Techsystems, Inc.	2,075,768
89,939	[2]	BE Aerospace, Inc.	3,470,746
41,017		Brinks Co. (The)	1,353,971
71,638		Bucyrus International, Inc.	6,551,295
53,676		Carlisle Cos., Inc.	2,659,109
20,199	[2]	Clean Harbors, Inc.	1,989,602
48,439		Con-way, Inc.	1,885,246
52,547	[2]	Copart, Inc.	2,384,057
30,299		Corporate Executive Board Co.	1,207,415
96,014	[2]	Corrections Corp. of America	2,389,788
40,612		Crane Co.	2,026,945
45,358		Deluxe Corp.	1,228,295
67,646		Donaldson Co., Inc.	4,141,965
36,716	[2]	FTI Consulting, Inc.	1,464,968
40,851		GATX Corp.	1,726,772
45,901		Gardner Denver, Inc.	3,966,305
52,863		Graco, Inc.	2,644,736
29,852		Granite Construction, Inc.	811,377
39,550		HNI Corp.	1,088,416
70,954		Harsco Corp.	2,525,962
53,302		Hubbell, Inc., Class B	3,730,607
76,845		Hunt (J.B.) Transportation Services, Inc.	3,663,970
42,700	[2]	Huntington Ingalls Industries, Inc.	1,708,000
72,508		IDEX Corp.	3,402,075
178,653	[2,3]	Jet Blue Airways Corp.	1,011,176
133,036		KBR, Inc.	5,104,591
90,305	[2]	Kansas City Southern Industries, Inc.	5,247,624
72,253		Kennametal, Inc.	3,050,522
47,202	[2]	Kirby Corp.	2,680,130
40,603	[2]	Korn/Ferry International	840,888
42,099		Landstar System, Inc.	1,995,493
Semi-Annual Shareholder Report
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Shares			Value
39,688		Lennox International, Inc.	1,929,234
37,046		Lincoln Electric Holdings	2,911,075
39,600		MSC Industrial Direct Co.	2,834,964
72,020		Manpower, Inc.	4,771,325
50,352		Miller Herman, Inc.	1,310,159
27,161		Mine Safety Appliances Co.	1,077,748
60,002	[3]	Nordson Corp.	3,418,314
79,810	[2]	OshKosh Truck Corp.	2,526,785
86,552		Pentair, Inc.	3,475,928
33,974		Regal Beloit Corp.	2,574,889
56,037		Rollins, Inc.	1,175,096
44,492		SPX Corp.	3,846,333
74,812	[2]	Shaw Group, Inc.	2,910,187
95,955	[2,3]	Terex Corp.	3,337,315
45,935	[2]	Thomas & Betts Corp.	2,662,852
71,459		Timken Co.	4,029,573
39,999		Towers Watson & Company	2,294,343
70,154		Trinity Industries, Inc.	2,539,575
70,915	[2]	URS Corp.	3,173,446
89,628		UTI Worldwide, Inc.	2,008,563
53,340	[2,3]	United Rentals, Inc.	1,569,263
18,751		Valmont Industries, Inc.	1,974,480
42,182		Wabtec Corp.	3,010,951
100,220	[2]	Waste Connections, Inc.	3,083,769
24,652		Watsco, Inc.	1,747,580
39,197		Werner Enterprises, Inc.	1,025,786
52,010		Woodward Governor Co.	1,926,971
		TOTAL	170,428,538
		Information Technology – 16.6%
29,114	[2]	ACI Worldwide, Inc.	961,927
94,008	[2]	AOL, Inc.	1,915,883
70,292	[2]	Acxiom Corp.	1,023,452
56,764		Adtran, Inc.	2,342,650
28,397	[2]	Advent Software, Inc.	773,250
44,970	[2,3]	Alliance Data Systems Corp.	4,272,150
80,721	[2]	Ansys, Inc.	4,463,064
100,981	[2]	Arrow Electronics, Inc.	4,603,724
401,847	[2]	Atmel Corp.	6,148,259
Semi-Annual Shareholder Report
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Shares			Value
134,286	[2]	Avnet, Inc.	4,877,268
110,207		Broadridge Financial Solutions	2,561,211
83,488	[2]	CIENA Corp.	2,357,701
236,132	[2,3]	Cadence Design Systems, Inc.	2,451,050
41,057	[2]	Concur Technologies, Inc.	2,375,969
107,671	[2]	Convergys Corp.	1,561,230
91,639	[2]	CoreLogic, Inc.	1,687,074
96,194	[2,3]	Cree, Inc.	3,918,944
152,726	[2]	Cypress Semiconductor Corp.	3,323,318
31,360		DST Systems, Inc.	1,546,362
57,868		Diebold, Inc.	1,955,938
34,391	[2]	Digital River, Inc.	1,119,083
40,453	[2]	Equinix, Inc.	4,071,999
40,764		FactSet Research Systems	4,459,989
35,369		Fair Isaac & Co., Inc.	1,056,826
111,114	[2]	Fairchild Semiconductor International, Inc., Class A	2,330,061
92,145		First American Financial Corp.	1,437,462
75,140	[2]	Gartner Group, Inc., Class A	3,224,257
70,164		Global Payments, Inc.	3,735,531
75,775		Henry Jack & Associates, Inc.	2,574,077
92,763	[2]	Informatica Corp.	5,195,656
140,150	[2]	Ingram Micro, Inc., Class A	2,625,009
132,699	[2]	Integrated Device Technology, Inc.	1,079,506
61,425	[2]	International Rectifier Corp.	2,122,848
109,964		Intersil Holding Corp.	1,624,168
35,627	[2]	Itron, Inc.	1,939,178
108,667	[2]	Lam Research Corp.	5,249,703
78,154		Lender Processing Services	2,300,072
71,099	[2]	MICROS Systems Corp.	3,698,570
105,279	[2]	MSCI, Inc., Class A	3,734,246
19,797	[2]	ManTech International Corp., Class A	868,890
96,618	[2]	Mentor Graphics Corp.	1,425,116
140,809	[2]	NCR Corp.	2,789,426
78,337		National Instruments Corp.	2,376,745
64,878	[2]	NeuStar, Inc., Class A	1,744,569
103,885	[2]	Parametric Technology Corp.	2,521,289
43,024		Plantronics, Inc.	1,594,900
77,118	[2]	Polycom, Inc.	4,613,970
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Shares			Value
92,732	[2]	Qlogic Corp.	1,667,321
55,811	[2]	Quest Software, Inc.	1,437,691
243,055	[2]	RF Micro Devices, Inc.	1,618,746
86,564	[2]	Rackspace Hosting, Inc.	3,998,391
132,724	[2]	Riverbed Technology, Inc.	4,663,921
99,331	[2,3]	Rovi Corp.	4,823,513
37,958	[2]	SRA International, Inc.	1,176,318
55,826	[2]	Semtech Corp.	1,567,036
38,755	[2,3]	Silicon Laboratories, Inc.	1,688,943
163,097	[2]	Skyworks Solutions, Inc.	5,131,032
61,963		Solera Holdings, Inc.	3,407,965
132,752	[2]	Synopsys, Inc.	3,636,077
41,006	[2]	Tech Data Corp.	2,178,649
145,558	[2]	Tibco Software, Inc.	4,365,284
107,453	[2]	Trimble Navigation Ltd.	5,033,099
71,600	[2]	ValueClick, Inc.	1,199,300
66,061	[2]	Varian Semiconductor Equipment Associates, Inc.	2,769,938
145,355	[2,3]	Vishay Intertechnology, Inc.	2,773,373
49,039	[2]	Zebra Technologies Corp., Class A	1,926,742
		TOTAL	181,696,909
		Materials – 6.8%
80,594		Albemarle Corp.	5,685,907
58,948		Aptargroup, Inc.	3,091,823
69,518		Ashland, Inc.	4,315,677
57,579		Cabot Corp.	2,582,418
38,733		Carpenter Technology Corp.	1,985,454
100,714		Commercial Metals Corp.	1,687,967
28,883		Compass Minerals International, Inc.	2,819,270
43,492		Cytec Industries, Inc.	2,552,110
27,420		Greif, Inc., Class A	1,702,782
39,068	[2]	Intrepid Potash, Inc.	1,338,470
116,581	[2,3]	Louisiana-Pacific Corp.	1,084,203
56,359		Lubrizol Corp.	7,581,413
40,016	[3]	Martin Marietta Materials	3,649,059
16,116		Minerals Technologies, Inc.	1,095,888
8,442		Newmarket Corp.	1,556,029
70,058		Olin Corp.	1,803,293
90,022		Packaging Corp. of America	2,568,328
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Shares			Value
114,363		RPM International, Inc.	2,687,530
65,665		Reliance Steel & Aluminum Co.	3,717,296
34,648	[3]	Rock-Tenn Co.	2,393,137
40,113		Scotts Miracle-Gro Co.	2,265,181
43,997		Sensient Technologies Corp.	1,667,046
43,036		Silgan Holdings, Inc.	1,973,631
88,201		Sonoco Products Co.	3,048,226
191,673		Steel Dynamics, Inc.	3,486,532
95,154		Temple-Inland, Inc.	2,238,974
84,373		Valspar Corp.	3,316,703
49,174		Worthington Industries, Inc.	1,060,683
		TOTAL	74,955,030
		Telecommunication Services – 0.5%
132,412	[2]	TW Telecom, Inc.	2,852,154
61,646		Telephone and Data System, Inc.	2,068,840
18,805		Telephone and Data System, Inc. — Special Common Shares	548,166
		TOTAL	5,469,160
		Utilities – 5.8%
68,602		AGL Resources, Inc.	2,847,669
97,522		Alliant Energy Corp.	3,856,020
121,344		Aqua America, Inc.	2,736,307
79,726		Atmos Energy Corp.	2,781,640
34,649		Black Hills Corp.	1,204,053
53,607		Cleco Corp.	1,881,606
104,801		DPL, Inc.	3,174,422
63,378		Energen Corp.	4,120,204
119,339		Great Plains Energy, Inc.	2,455,997
83,435		Hawaiian Electric Industries, Inc.	2,126,758
43,499		Idacorp, Inc.	1,705,596
166,015		MDU Resources Group, Inc.	3,966,098
91,107		NSTAR	4,218,254
207,205		NV Energy, Inc.	3,147,444
72,426		National Fuel Gas Co.	5,308,826
85,873		OGE Energy Corp.	4,565,867
76,494		PNM Resources, Inc.	1,172,653
155,475		Questar Corp.	2,731,696
97,725		UGI Corp.	3,254,242
71,825		Vectren Corp.	2,052,759
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Shares			Value
44,980		WGL Holdings, Inc.	1,777,610
99,883		Westar Energy, Inc.	2,717,816
		TOTAL	63,803,537
		TOTAL COMMON STOCKS (IDENTIFIED COST $814,329,473)	1,082,963,497
		MUTUAL FUND – 7.7%
84,559,239	[4,5,6]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	84,559,239
		TOTAL INVESTMENTS — 106.4% (IDENTIFIED COST $898,888,712)[7]	1,167,522,736
		OTHER ASSETS AND LIABILITIES - NET — (6.4)%[8]	(69,994,544)
		TOTAL NET ASSETS — 100%	$1,097,528,192

At April 30, 2011, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P MidCap 400 Index Long Futures	165	$16,722,750	June 2011	$380,225

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,722,750 at April 30, 2011, which represents 1.5% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.8%.
2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holding.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
7	The cost of investments for federal tax purposes amounts to $899,350,629.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $84,559,239 of investments in an affiliated holding (Note 5) and $71,926,690 of securities loaned (identified cost $898,888,712)		$1,167,522,736
Restricted cash (Note 2)		1,166,000
Income receivable		433,052
Receivable for investments sold		12,262,184
Receivable for shares sold		1,391,190
Receivable for daily variation margin		61,583
TOTAL ASSETS		1,182,836,745
Liabilities:
Payable for investments purchased	$4,883,866
Payable for shares redeemed	3,465,053
Payable for collateral due to broker for securities lending	76,713,401
Payable for shareholder services fee (Note 5)	190,350
Accrued expenses	55,883
TOTAL LIABILITIES		85,308,553
Net assets for 45,343,578 shares outstanding		$1,097,528,192
Net Assets Consist of:
Paid-in capital		$805,672,005
Net unrealized appreciation of investments and futures contracts		269,014,249
Accumulated net realized gain on investments and futures contracts		23,226,395
Distributions in excess of net investment income		(384,457)
TOTAL NET ASSETS		$1,097,528,192
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,097,528,192 ÷ 45,343,578 shares outstanding, no par value, unlimited shares authorized		$24.20

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $16,422 received from an affiliated holding (Note 5))			$5,573,984
Interest received from securities loaned			89,445
TOTAL INCOME			5,663,429
Expenses:
Management fee (Note 5)		$1,985,219
Custodian fees		27,528
Transfer and dividend disbursing agent fees and expenses		216,866
Directors'/Trustees' fees		7,870
Auditing fees		11,166
Legal fees		3,339
Portfolio accounting fees		62,434
Shareholder services fee (Note 5)		1,204,151
Account administration fee		13,017
Share registration costs		10,318
Printing and postage		21,571
Insurance premiums		2,886
Miscellaneous		15,858
TOTAL EXPENSES		3,582,223
Waiver and Reimbursement (Note 5):
Waiver/reimbursement of management fee	$(877,859)
Net expenses			2,704,364
Net investment income			2,959,065
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			34,305,386
Net realized gain on futures contracts			3,344,634
Net change in unrealized appreciation of investments			164,436,573
Net change in unrealized appreciation of futures contracts			(588,853)
Net realized and unrealized gain on investments and futures contracts			201,497,740
Change in net assets resulting from operations			$204,456,805

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,959,065	$7,275,153
Net realized gain on investments and futures contracts	37,650,020	26,182,867
Net change in unrealized appreciation/depreciation of investments and futures contracts	163,847,720	159,175,562
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	204,456,805	192,633,582
Distributions to Shareholders:
Distributions from net investment income	(3,946,460)	(7,165,311)
Distributions from net realized gain on investments and futures contracts	(18,885,065)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,831,525)	(7,165,311)
Share Transactions:
Proceeds from sale of shares	134,253,118	165,308,529
Net asset value of shares issued to shareholders in payment of distributions declared	21,135,436	6,531,444
Cost of shares redeemed	(122,720,728)	(205,708,087)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,667,826	(33,868,114)
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	—	21,693
Change in net assets	214,293,106	151,621,850
Net Assets:
Beginning of period	883,235,086	731,613,236
End of period (including undistributed (distributions in excess of) net investment income of $(384,457) and $602,938, respectively)	$1,097,528,192	$883,235,086

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

22

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

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Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2011, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$71,926,690	$76,713,401

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$380,225*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
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The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$3,344,634
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$(588,853)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2011	Year Ended 10/31/2010
Shares sold	6,025,422	8,936,529
Shares issued to shareholders in payment of distributions declared	990,889	351,968
Shares redeemed	(5,472,565)	(11,177,296)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,543,746	(1,888,799)

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $899,350,629. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation from futures contracts was $268,172,107. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $324,434,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $56,262,540.

5. management FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Manager voluntarily waived $865,824 of its fee.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC received $4,254 of fees paid by the Fund.

Expense Limitation

The Manager and its affiliate (FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.54% (the “Fee Limit”) through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliate currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain investment management fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Manager reimbursed $12,035. Transactions involving the affiliated holding during the six months ended April 30, 2011, were as follows:

Affiliate	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	12,938,320	170,304,286	98,683,367	84,559,239	$84,559,239	$16,422

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2011, were as follows:

Purchases	$87,010,333
Sales	$76,978,444
Semi-Annual Shareholder Report
26

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

During the year ended October 31, 2010, the Fund received $21,693 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement was recorded as an increase to paid-in capital.

9. Subsequent events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

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27

Evaluation and Approval of Advisory Contract – May 2010

Federated Mid-Cap Index Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

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28

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

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With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the report, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts Semi-Annual Shareholder Report

30

(e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

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31

It was noted in the materials for the Board meeting that, for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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34

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E205

3042108 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2011

Class C Shares
Class R Shares (formerly, Class K Shares)
Institutional Shares
Institutional Service Shares
(Effective September 30, 2011, the Fund's Institutional Service Shares will be redesignated as Service Shares)

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.69	$11.65	$15.53	$28.32	$27.23	$24.35
Income From Investment Operations:
Net investment income	0.03	0.07[1]	0.12[1]	0.17[1]	0.15	0.15
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.89	1.64	0.51	(9.60)	3.10	3.41
TOTAL FROM INVESTMENT OPERATIONS	1.92	1.71	0.63	(9.43)	3.25	3.56
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.13)	(0.17)	(0.16)	(0.16)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)
TOTAL DISTRIBUTIONS	(0.67)	(0.67)	(4.51)	(3.38)	(2.16)	(0.68)
Regulatory Settlement Proceeds	0.00[2,3]	—	—	0.02[4]	—	—
Net Asset Value, End of Period	$13.94	$12.69	$11.65	$15.53	$28.32	$27.23
Total Return[5]	15.75%[2]	15.11%	8.55%	(36.87)%[4]	12.91%	14.86%
Ratios to Average Net Assets:
Net expenses	1.43%[6]	1.43%	1.43%	1.41%	1.40%	1.35%
Net investment income	0.53%[6]	0.58%	1.14%	0.78%	0.59%	0.64%
Expense waiver/reimbursement[7]	0.06%[6]	0.07%	0.09%	0.05%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,876	$31,722	$32,489	$35,288	$75,531	$78,043
Portfolio turnover	22%	34%	31%	47%	49%	42%
1	Per share numbers have been calculated using the average shares method.
2	During the six months ended April 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had no impact on the total return.
3	Represents less than $0.01.
4	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.76	$11.71	$15.58	$28.41	$27.30	$24.43
Income From Investment Operations:
Net investment income	0.06	0.11[1]	0.15[1]	0.24[1]	0.23	0.22
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.89	1.65	0.53	(9.65)	3.13	3.41
TOTAL FROM INVESTMENT OPERATIONS	1.95	1.76	0.68	(9.41)	3.36	3.63
Less Distributions:
Distributions from net investment income	(0.06)	(0.12)	(0.17)	(0.23)	(0.25)	(0.24)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)
TOTAL DISTRIBUTIONS	(0.69)	(0.71)	(4.55)	(3.44)	(2.25)	(0.76)
Regulatory Settlement Proceeds	0.01[2]	—	—	0.02[3]	—	—
Net Asset Value, End of Period	$14.03	$12.76	$11.71	$15.58	$28.41	$27.30
Total Return[4]	16.00%[2]	15.51%	8.94%	(36.72)%[3]	13.29%	15.14%
Ratios to Average Net Assets:
Net expenses	1.10%[5]	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income	0.86%[5]	0.91%	1.42%	1.11%	0.88%	0.85%
Expense waiver/reimbursement[6]	0.06%[5]	0.06%	0.09%	0.05%	0.02%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,427	$30,980	$25,796	$21,739	$73,702	$76,756
Portfolio turnover	22%	34%	31%	47%	49%	42%
1	Per share numbers have been calculated using the average shares method.
2	During the six months ended April 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.82	$11.76	$15.62	$28.48	$27.36	$24.47
Income From Investment Operations:
Net investment income	0.11	0.20[1]	0.24[1]	0.40[1]	0.45	0.42
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.90	1.66	0.53	(9.67)	3.12	3.40
TOTAL FROM INVESTMENT OPERATIONS	2.01	1.86	0.77	(9.27)	3.57	3.82
Less Distributions:
Distributions from net investment income	(0.11)	(0.21)	(0.25)	(0.40)	(0.45)	(0.41)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)
TOTAL DISTRIBUTIONS	(0.74)	(0.80)	(4.63)	(3.61)	(2.45)	(0.93)
Regulatory Settlement Proceeds	0.00[2,3]	—	—	0.02[4]	—	—
Net Asset Value, End of Period	$14.09	$12.82	$11.76	$15.62	$28.48	$27.36
Total Return[5]	16.35%[2]	16.38%	9.78%	(36.23)%[4]	14.13%	15.99%
Ratios to Average Net Assets:
Net expenses	0.35%[6]	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.61%[6]	1.65%	2.24%	1.84%	1.63%	1.63%
Expense waiver/reimbursement[7]	0.08%[6]	0.09%	0.10%	0.07%	0.03%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$230,915	$208,399	$170,766	$215,731	$651,327	$660,249
Portfolio turnover	22%	34%	31%	47%	49%	42%
1	Per share numbers have been calculated using the average shares method.
2	During the six months ended April 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had no impact on the total return.
3	Represents less than $0.01.
4	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2011	Year Ended October 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$12.77	$11.71	$15.58	$28.41	$27.30	$24.42
Income From Investment Operations:
Net investment income	0.09	0.16[1]	0.20[1]	0.33[1]	0.35	0.34
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	1.88	1.66	0.52	(9.64)	3.12	3.40
TOTAL FROM INVESTMENT OPERATIONS	1.97	1.82	0.72	(9.31)	3.47	3.74
Less Distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.21)	(0.33)	(0.36)	(0.34)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	(0.63)	(0.59)	(4.38)	(3.21)	(2.00)	(0.52)
TOTAL DISTRIBUTIONS	(0.72)	(0.76)	(4.59)	(3.54)	(2.36)	(0.86)
Regulatory Settlement Proceeds	0.01[2]	—	—	0.02[3]	—	—
Net Asset Value, End of Period	$14.03	$12.77	$11.71	$15.58	$28.41	$27.30
Total Return[4]	16.18%[2]	16.10%	9.42%	(36.41)%[3]	13.78%	15.63%
Ratios to Average Net Assets:
Net expenses	0.65%[5]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.28%[5]	1.36%	1.90%	1.54%	1.33%	1.34%
Expense waiver/reimbursement[6]	0.37%[5]	0.38%	0.41%	0.32%	0.29%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$327,183	$231,807	$227,316	$235,167	$490,722	$526,622
Portfolio turnover	22%	34%	31%	47%	49%	42%
1	Per share numbers have been calculated using the average shares method.
2	During the six months ended April 30, 2011, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
3	During the year, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.08% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2010 to April 30, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2010	Ending Account Value 4/30/2011	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,157.50	$7.65
Class R Shares	$1,000	$1,160.00	$5.89
Institutional Shares	$1,000	$1,163.50	$1.88
Institutional Service Shares	$1,000	$1,161.80	$3.48
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.70	$7.15
Class R Shares	$1,000	$1,019.34	$5.51
Institutional Shares	$1,000	$1,023.06	$1.76
Institutional Service Shares	$1,000	$1,021.57	$3.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class C Shares	1.43%
Class R Shares	1.10%
Institutional Shares	0.35%
Institutional Service Shares	0.65%
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At April 30, 2011, the Fund's sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets
Information Technology	17.6%
Financials	15.1%
Energy	12.7%
Industrials	11.0%
Health Care	10.9%
Consumer Discretionary	10.2%
Consumer Staples	10.2%
Materials	3.7%
Utilities	3.1%
Telecommunication Services	2.9%
Other Securities[2]	0.2%
Derivative Contracts[3]	0.1%
Cash Equivalents[4]	2.0%
Other Assets and Liabilities — Net[5]	0.3%
TOTAL[6]	100.0%
1	Except for Other Securities, Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Other Securities include an exchange-traded fund and a warrant.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price Index (S&P 500) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 is effectively 100.6%.
Semi-Annual Shareholder Report

Portfolio of Investments

April 30, 2011 (unaudited)

Shares			Value
		COMMON STOCKS – 97.4%[1]
		Consumer Discretionary – 10.2%
4,664		Abercrombie & Fitch Co., Class A	330,211
17,054	[2]	Amazon.com, Inc.	3,351,111
4,944	[2]	Apollo Group, Inc., Class A	197,908
3,221	[2]	AutoNation, Inc.	109,224
1,081	[2]	AutoZone, Inc.	305,253
2,337	[2]	Bally Technologies, Inc.	91,120
11,113	[2]	Bed Bath & Beyond, Inc.	623,661
25,969		Best Buy Co., Inc.	810,752
3,041	[2]	Big Lots, Inc.	125,015
12,469		Block (H&R), Inc.	215,589
45,485		CBS Corp. (New), Class B	1,147,132
9,318		Cablevision Systems Corp., Class A	328,273
8,951	[2]	CarMax, Inc.	310,600
17,340		Carnival Corp.	660,134
1,245	[2]	Chipotle Mexican Grill, Inc.	332,153
11,759		Coach, Inc.	703,306
127,786		Comcast Corp., Class A	3,353,105
10,945		Comcast Corp., Special Class A	268,700
11,557		D. R. Horton, Inc.	143,769
31,571	[2]	DIRECTV Group, Inc., Class A	1,534,035
8,180		Darden Restaurants, Inc.	384,215
2,381		DeVRY, Inc.	125,955
15,165	[2]	Discovery Communications, Inc., Class A	671,203
7,922		Expedia, Inc.	198,288
6,792		Family Dollar Stores, Inc.	368,194
177,067	[2]	Ford Motor Co.	2,739,226
9,920		Fortune Brands, Inc.	645,594
5,661	[2]	GameStop Corp.	145,374
11,657		Gannett Co., Inc.	175,554
17,595		Gap (The), Inc.	408,908
7,303		Genuine Parts Co.	392,171
9,404	[2]	Goodyear Tire & Rubber Co.	170,683
18,724		Harley-Davidson, Inc.	697,656
8,490		Harman International Industries, Inc.	412,020
7,721		Hasbro, Inc.	361,652
Semi-Annual Shareholder Report

Shares			Value
78,007		Home Depot, Inc.	2,897,180
11,673		International Game Technology	206,495
23,411		Interpublic Group Cos., Inc.	275,079
27,040		Johnson Controls, Inc.	1,108,640
11,585	[2]	Kohl's Corp.	610,645
5,899		Leggett and Platt, Inc.	155,085
6,551		Lennar Corp., Class A	124,403
19,050		Limited Brands, Inc.	784,098
66,490		Lowe's Cos., Inc.	1,745,362
19,869		Macy's, Inc.	475,068
13,362		Marriott International, Inc., Class A	471,679
14,269		Mattel, Inc.	381,268
42,854		McDonald's Corp.	3,355,897
13,401		McGraw-Hill Cos., Inc.	542,338
1,769	[2]	NetFlix, Inc.	411,593
11,513		Newell Rubbermaid, Inc.	219,438
110,615		News Corp., Inc.	1,971,159
20,899		Nike, Inc., Class B	1,720,406
10,472		Nordstrom, Inc.	497,944
5,686	[2]	O'Reilly Automotive, Inc.	335,815
12,462		Omnicom Group, Inc.	613,006
9,537		Penney (J.C.) Co., Inc.	366,698
3,835		Polo Ralph Lauren Corp., Class A	501,503
1,968	[2]	Priceline.com, Inc.	1,076,516
12,875	[2]	Pulte Group, Inc.	104,674
4,136		RadioShack Corp.	65,390
11,632		Ross Stores, Inc.	857,162
3,660		Scripps Networks Interactive	188,197
1,684	[2]	Sears Holdings Corp.	144,773
6,905		Stanley Black & Decker, Inc.	501,648
28,627		Staples, Inc.	605,175
36,420		Starbucks Corp.	1,318,040
7,899		Starwood Hotels & Resorts Worldwide, Inc.	470,543
27,058		TJX Cos., Inc.	1,450,850
37,750		Target Corp.	1,853,525
5,340		Tiffany & Co.	370,810
13,714		Time Warner Cable, Inc.	1,071,475
64,611		Time Warner, Inc.	2,446,172
Semi-Annual Shareholder Report

Shares			Value
5,257	[2]	Urban Outfitters, Inc.	165,385
3,453		V.F. Corp.	347,234
37,546		Viacom, Inc., Class B	1,920,853
90,628		Walt Disney Co.	3,906,067
314		Washington Post Co., Class B	136,873
3,017		Whirlpool Corp.	260,005
8,367		Wyndham Worldwide Corp.	289,582
4,228		Wynn Resorts Ltd.	622,150
19,265		Yum! Brands, Inc.	1,033,375
		TOTAL	63,815,017
		Consumer Staples – 10.2%
5,928		Alberto-Culver Co.	221,352
98,743		Altria Group, Inc.	2,650,262
34,462		Archer-Daniels-Midland Co.	1,275,783
17,217		Avon Products, Inc.	505,835
4,126		Brown-Forman Corp., Class B	296,494
64,723		CVS Caremark Corp.	2,345,562
9,630		Campbell Soup Co.	323,472
6,063		Clorox Co.	422,349
16,054	[2]	Coca-Cola Enterprises, Inc.	456,094
20,206		Colgate-Palmolive Co.	1,704,376
22,600		ConAgra Foods, Inc.	552,570
20,431	[2]	Constellation Brands, Inc., Class A	457,450
27,256		Costco Wholesale Corp.	2,205,556
6,991	[2]	Dean Foods Co.	78,229
12,323		Dr. Pepper Snapple Group, Inc.	483,062
9,580		Estee Lauder Cos., Inc., Class A	929,260
28,091		General Mills, Inc.	1,083,751
15,466		H.J. Heinz Co.	792,323
6,163		Hershey Foods Corp.	355,667
23,574		Hormel Foods Corp.	693,311
10,049		Kellogg Co.	575,506
16,483		Kimberly-Clark Corp.	1,088,867
85,557		Kraft Foods, Inc., Class A	2,873,004
49,601		Kroger Co.	1,205,800
5,795		Lorillard, Inc.	617,168
5,357		McCormick & Co., Inc.	263,136
8,230		Mead Johnson Nutrition Co.	550,422
Semi-Annual Shareholder Report

Shares			Value
6,322		Molson Coors Brewing Co., Class B	308,198
77,338		PepsiCo, Inc.	5,327,815
87,671		Philip Morris International, Inc.	6,087,874
137,996		Procter & Gamble Co.	8,955,940
13,470		Reynolds American, Inc.	499,872
8,738		SUPERVALU, Inc.	98,390
33,843		Safeway, Inc.	822,723
30,248		Sara Lee Corp.	580,762
4,769		Smucker (J.M.) Co.	358,009
23,206		Sysco Corp.	670,885
113,616		The Coca-Cola Co.	7,664,535
31,577		Tyson Foods, Inc., Class A	628,382
84,679		Wal-Mart Stores, Inc.	4,655,651
43,409		Walgreen Co.	1,854,433
6,474		Whole Foods Market, Inc.	406,308
		TOTAL	63,926,438
		Energy – 12.7%
28,053		Anadarko Petroleum Corp.	2,214,504
20,490		Apache Corp.	2,732,751
19,623		Baker Hughes, Inc.	1,519,016
9,723		CONSOL Energy, Inc.	525,917
4,203		Cabot Oil & Gas Corp., Class A	236,545
9,862	[2]	Cameron International Corp.	519,925
30,939		Chesapeake Energy Corp.	1,041,716
101,184		Chevron Corp.	11,073,577
75,457		ConocoPhillips	5,955,821
16,158	[2]	Denbury Resources, Inc.	364,686
21,373		Devon Energy Corp.	1,944,943
2,830		Diamond Offshore Drilling, Inc.	214,712
13,477		EOG Resources, Inc.	1,521,688
6,759		EQT Corp.	355,591
7,548		EXCO Resources, Inc.	158,131
28,437		El Paso Corp.	551,962
242,305		Exxon Mobil Corp.	21,322,840
12,877	[2]	FMC Technologies, Inc.	598,523
41,345		Halliburton Co.	2,087,096
4,196		Helmerich & Payne, Inc.	278,363
14,563		Hess Corp.	1,251,835
Semi-Annual Shareholder Report

Shares			Value
33,458		Marathon Oil Corp.	1,808,070
5,099		Massey Energy Co.	347,956
9,964		Murphy Oil Corp.	772,011
12,173	[2]	Nabors Industries Ltd.	372,981
23,372		National-Oilwell, Inc.	1,792,399
5,683	[2]	Newfield Exploration Co.	402,356
10,073		Noble Corp.	433,240
8,060		Noble Energy, Inc.	775,936
39,675		Occidental Petroleum Corp.	4,534,456
12,507		Peabody Energy Corp.	835,718
5,737		Pioneer Natural Resources, Inc.	586,493
7	[2]	Precision Drilling Corp.	106
11,734		QEP Resources, Inc.	501,394
6,382		Range Resources Corp.	360,264
12,819	[2]	Rowan Cos., Inc.	534,552
60,473		Schlumberger Ltd.	5,427,452
13,923	[2]	Southwestern Energy Co.	610,663
33,777		Spectra Energy Corp.	980,884
5,951		Sunoco, Inc.	253,870
7,069	[2]	Tesoro Petroleum Corp.	191,711
27,625		Valero Energy Corp.	781,787
23,241		Williams Cos., Inc.	770,904
		TOTAL	79,545,345
		Financials – 15.1%
13,228		AON Corp.	690,105
15,106		Ace Ltd.	1,015,879
21,587		Aflac, Inc.	1,212,974
25,531		Allstate Corp.	863,969
59,168		American Express Co.	2,903,965
5,822	[2]	American International Group, Inc.	181,355
10,944		Ameriprise Financial, Inc.	679,185
4,871		Apartment Investment & Management Co., Class A	131,322
4,956		Assurant, Inc.	196,753
3,638		Avalonbay Communities, Inc.	460,607
31,057		BB&T Corp.	836,054
493,030		Bank of America Corp.	6,054,408
51,098		Bank of New York Mellon Corp.	1,479,798
83,281	[2]	Berkshire Hathaway, Inc.	6,937,307
Semi-Annual Shareholder Report

Shares			Value
3,801		BlackRock, Inc.	744,768
5,649		Boston Properties, Inc.	590,490
14,334	[2]	CB Richard Ellis Services, Inc.	382,861
2,666		CME Group, Inc.	788,523
4,533	[2]	CNA Surety Corp.	120,079
28,459		Capital One Financial Corp.	1,557,561
39,699		Charles Schwab Corp.	726,889
15,228		Chubb Corp.	992,713
7,858		Cincinnati Financial Corp.	248,941
1,480,480	[2]	Citigroup, Inc.	6,795,403
7,026		Comerica, Inc.	266,496
26,485		Discover Financial Services	657,887
8,914	[2]	E*Trade Group, Inc.	144,763
14,573		Equity Residential Properties Trust	870,300
5,063	[3]	Federated Investors, Inc.	130,524
45,042		Fifth Third Bancorp	597,707
10,794		First Horizon National Corp.	118,194
10,727		Franklin Resources, Inc.	1,385,070
20,840	[2]	General Growth Properties, Inc.	348,028
20,160	[2]	Genworth Financial, Inc., Class A	245,750
24,915		Goldman Sachs Group, Inc.	3,762,414
18,030		HCP, Inc.	714,349
21,551		Hartford Financial Services Group, Inc.	624,333
8,464		Health Care REIT, Inc.	455,109
27,894		Host Marriott Corp.	496,234
1,752	[2]	Howard Hughes Corp.	113,477
24,963		Hudson City Bancorp, Inc.	237,897
41,635		Huntington Bancshares, Inc.	282,702
2,964	[2]	InterContinentalExchange, Inc.	356,717
19,996		Invesco Ltd.	497,301
176,696		JPMorgan Chase & Co.	8,062,639
7,567		Janus Capital Group, Inc.	92,090
43,408		KeyCorp	376,347
25,861		Kimco Realty Corp.	505,324
7,323		Legg Mason, Inc.	272,050
8,174		Leucadia National Corp.	316,007
17,903		Lincoln National Corp.	559,111
12,524		Loews Corp.	554,312
Semi-Annual Shareholder Report

Shares			Value
10,799		M&T Bank Corp.	954,308
24,379		Marsh & McLennan Cos., Inc.	738,196
25,685		Marshall & Ilsley Corp.	209,846
49,742		MetLife, Inc.	2,327,428
8,058		Moody's Corp.	315,390
73,112		Morgan Stanley	1,911,879
17,734	[2]	NASDAQ Stock Market, Inc.	480,591
14,024		NYSE Euronext	561,661
9,724		Northern Trust Corp.	486,103
25,623		PNC Financial Services Group	1,597,338
17,815		People's United Financial, Inc.	243,887
7,334		Plum Creek Timber Co., Inc.	316,022
15,674		Principal Financial Group	528,998
32,056		Progressive Corp., OH	703,309
23,134		Prologis	376,853
29,475		Prudential Financial, Inc.	1,869,305
6,140		Public Storage, Inc.	720,283
54,644		Regions Financial Corp.	401,087
21,230	[2]	SLM Corp.	352,206
12,225		Simon Property Group, Inc.	1,400,252
23,094		State Street Corp.	1,075,026
35,897		SunTrust Banks, Inc.	1,011,936
18,780		T. Rowe Price Group, Inc.	1,206,615
29,266		The Travelers Cos., Inc.	1,851,953
3,143		Torchmark Corp.	210,330
90,935		U.S. Bancorp	2,347,942
15,311		Unum Group	405,435
9,144		Ventas, Inc.	511,424
7,448		Vornado Realty Trust	720,073
269,452		Wells Fargo & Co.	7,843,748
28,110		Weyerhaeuser Co.	646,811
15,101		XL Group PLC	368,766
7,379		Zions Bancorp	180,417
		TOTAL	94,510,459
		Health Care – 10.9%
74,847		Abbott Laboratories	3,895,038
25,365		Aetna, Inc.	1,049,604
15,545	[2]	Agilent Technologies, Inc.	775,851
Semi-Annual Shareholder Report

Shares			Value
12,245		Allergan, Inc.	974,212
23,536		AmerisourceBergen Corp.	956,503
37,208	[2]	Amgen, Inc.	2,115,275
4,269		Bard (C.R.), Inc.	455,716
26,729		Baxter International, Inc.	1,520,880
3,820		Beckman Coulter, Inc.	316,487
8,801		Becton, Dickinson & Co.	756,358
9,607	[2]	Biogen Idec, Inc.	935,242
61,342	[2]	Boston Scientific Corp.	459,452
85,164		Bristol-Myers Squibb Co.	2,393,108
13,210		CIGNA Corp.	618,624
15,853		Cardinal Health, Inc.	692,618
19,285	[2]	CareFusion Corp.	566,400
22,673	[2]	Celgene Corp.	1,334,986
3,065	[2]	Cephalon, Inc.	235,392
2,897	[2]	Cerner Corp.	348,162
7,287	[2]	Coventry Health Care, Inc.	235,152
24,731	[2]	Covidien PLC	1,377,269
4,660	[2]	DaVita, Inc.	410,499
5,600		Dentsply International, Inc.	210,224
2,724	[2]	Dionex Corp.	322,385
4,623	[2]	Edwards Lifesciences Corp.	399,196
48,550		Eli Lilly & Co.	1,796,836
26,037	[2]	Express Scripts, Inc., Class A	1,477,339
27,545	[2]	Forest Laboratories, Inc., Class A	913,392
37,855	[2]	Gilead Sciences, Inc.	1,470,288
2,801		HCA, Inc.	91,873
6,607	[2]	Hospira, Inc.	374,815
11,389	[2]	Humana, Inc.	866,931
1,536	[2]	Intuitive Surgical, Inc.	537,139
133,220		Johnson & Johnson	8,755,218
4,008	[2]	Laboratory Corp. of America Holdings	386,652
9,896	[2]	Life Technologies Corp.	546,259
11,391		McKesson HBOC, Inc.	945,567
19,935	[2]	Medco Health Solutions, Inc.	1,182,744
53,088		Medtronic, Inc.	2,216,424
151,379		Merck & Co., Inc.	5,442,075
19,047	[2]	Mylan Laboratories, Inc.	474,651
Semi-Annual Shareholder Report

Shares			Value
29		Novartis AG, ADR	1,716
3,858		Patterson Cos., Inc.	133,911
4,426		PerkinElmer, Inc.	125,123
348,749		Pfizer, Inc.	7,309,779
6,377		Quest Diagnostics, Inc.	359,535
2,831		Sanofi-Aventis, Rights	7,021
14,677		St. Jude Medical, Inc.	784,339
15,208		Stryker Corp.	897,272
19,996	[2]	Tenet Healthcare Corp.	138,572
26,880	[2]	Thermo Fisher Scientific, Inc.	1,612,531
60,598		UnitedHealth Group, Inc.	2,983,240
4,955	[2]	Varian Medical Systems, Inc.	347,841
3,635	[2]	Waters Corp.	356,230
12,370	[2]	Watson Pharmaceuticals, Inc.	767,187
18,298	[2]	Wellpoint, Inc.	1,405,103
8,207	[2]	Zimmer Holdings, Inc.	535,507
		TOTAL	68,597,743
		Industrials – 11.0%
28,397		3M Co.	2,760,472
4,224		Avery Dennison Corp.	176,310
8,487	[2]	Babcock & Wilcox Co.	266,577
29,900		Boeing Co.	2,385,422
2,987		Bucyrus International, Inc.	273,161
6,663		C.H. Robinson Worldwide, Inc.	534,239
16,997		CSX Corp.	1,337,494
34,885		Caterpillar, Inc.	4,026,078
19,406		Cintas Corp.	602,556
7,872		Cummins, Inc.	946,057
25,924		Danaher Corp.	1,432,042
19,942		Deere & Co.	1,944,345
10,826		Donnelley (R.R.) & Sons Co.	204,178
7,977		Dover Corp.	542,755
1,927		Dun & Bradstreet Corp.	158,361
15,790		Eaton Corp.	845,239
40,441		Emerson Electric Co.	2,457,195
4,823		Equifax, Inc.	181,007
8,976		Expeditors International Washington, Inc.	487,128
5,903		Fastenal Co.	396,032
Semi-Annual Shareholder Report

Shares			Value
13,360		FedEx Corp.	1,278,151
2,214		Flowserve Corp.	280,337
13,315		Fluor Corp.	931,251
24,796		General Dynamics Corp.	1,805,645
513,890		General Electric Co.	10,509,050
4,973		Goodrich (B.F.) Co.	439,464
2,461		Grainger (W.W.), Inc.	373,088
35,060		Honeywell International, Inc.	2,146,724
157	[2]	Huntington Ingalls Industries, Inc.	6,280
7,748		ITT Corp.	447,757
24,529		Illinois Tool Works, Inc.	1,432,739
18,627		Ingersoll-Rand PLC	940,664
7,937		Iron Mountain, Inc.	252,793
4,981	[2]	Jacobs Engineering Group, Inc.	247,107
5,363		Joy Global, Inc.	541,395
5,669		L-3 Communications Holdings, Inc.	454,597
15,078		Lockheed Martin Corp.	1,194,931
14,023		Masco Corp.	188,189
14,793		Norfolk Southern Corp.	1,104,741
16,138		Northrop Grumman Corp.	1,026,538
25,297		PACCAR, Inc.	1,343,524
4,652		Pall Corp.	271,863
12,797		Parker-Hannifin Corp.	1,207,013
9,512		Pitney Bowes, Inc.	233,615
6,411		Precision Castparts Corp.	990,628
8,821	[2]	Quanta Services, Inc.	191,239
19,073		Raytheon Co.	925,994
12,789		Republic Services, Inc.	404,388
6,006		Robert Half International, Inc.	182,162
11,125		Rockwell Automation, Inc.	969,321
9,962		Rockwell Collins	628,602
3,841		Roper Industries, Inc.	332,208
2,131		Ryder System, Inc.	114,009
2,386		Snap-On, Inc.	147,383
30,189		Southwest Airlines Co.	354,721
3,409	[2]	Stericycle, Inc.	311,174
10,943		Textron, Inc.	285,612
18,908		Tyco International Ltd.	921,576
Semi-Annual Shareholder Report

Shares			Value
23,879		Union Pacific Corp.	2,470,760
55,217		United Parcel Service, Inc.	4,139,618
43,340		United Technologies Corp.	3,882,397
18,899		Waste Management, Inc.	745,755
		TOTAL	68,611,651
		Information Technology – 17.6%
22,693	[2]	Adobe Systems, Inc.	761,350
28,087	[2]	Advanced Micro Devices, Inc.	255,592
9,240	[2]	Akamai Technologies, Inc.	318,226
15,489		Altera Corp.	754,314
7,629		Amphenol Corp., Class A	426,537
12,466		Analog Devices, Inc.	502,504
45,092	[2]	Apple, Inc.	15,702,387
60,824		Applied Materials, Inc.	954,329
11,353	[2]	Atheros Communications	509,296
9,923	[2]	Autodesk, Inc.	446,337
19,820		Automatic Data Processing, Inc.	1,077,217
8,723	[2]	BMC Software, Inc.	438,156
18,911		Broadcom Corp.	665,289
15,556		CA, Inc.	382,522
272,307	[2,4]	Cisco Systems, Inc.	4,781,711
8,410	[2]	Citrix Systems, Inc.	709,299
19,596	[2]	Cognizant Technology Solutions Corp.	1,624,508
7,220		Computer Sciences Corp.	368,076
9,020	[2]	Compuware Corp.	102,197
62,424		Corning, Inc.	1,307,159
101,927	[2]	Dell, Inc.	1,580,888
103,192	[2]	EMC Corp.	2,924,461
54,063	[2]	eBay, Inc.	1,859,767
13,563	[2]	Electronic Arts, Inc.	273,701
6,444	[2]	FLIR Systems, Inc.	226,958
3,437	[2]	F5 Networks, Inc.	348,374
12,882		Fidelity National Information Services, Inc.	426,394
2,180	[2]	First Solar, Inc.	304,263
7,136	[2]	Fiserv, Inc.	437,508
12,327	[2]	Google, Inc.	6,707,121
7,472		Harris Corp.	396,987
107,988		Hewlett-Packard Co.	4,359,476
Semi-Annual Shareholder Report

Shares			Value
59,310		IBM Corp.	10,117,100
274,218		Intel Corp.	6,359,115
20,513	[2]	Intuit, Inc.	1,139,702
11,170	[2]	JDS Uniphase Corp.	232,783
19,153		Jabil Circuit, Inc.	379,995
21,293	[2]	Juniper Networks, Inc.	816,161
9,163		KLA-Tencor Corp.	402,256
5,691	[2]	L-1 Identity Solutions, Inc.	66,755
23,934	[2]	LSI Logic Corp.	175,436
3,867	[2]	Lexmark International Group, Class A	124,711
10,304		Linear Technology Corp.	358,579
9,279	[2]	MEMC Electronic Materials, Inc.	109,771
4,484		Mastercard, Inc.	1,237,091
9,292		Microchip Technology, Inc.	381,344
34,138	[2]	Micron Technology, Inc.	385,418
361,609		Microsoft Corp.	9,409,066
5,566		Molex, Inc.	150,282
5,355	[2]	Monster Worldwide, Inc.	87,876
19,083		Motorola Mobility Holdings, Inc.	497,303
15,165	[2]	Motorola, Inc.	695,770
28,499	[2]	NVIDIA Corp.	569,980
13,166		National Semiconductor Corp.	317,564
23,129	[2]	NetApp, Inc.	1,202,245
4,633	[2]	Novellus Systems, Inc.	148,719
186,221		Oracle Corp.	6,713,267
15,334		Paychex, Inc.	501,575
74,958		Qualcomm, Inc.	4,260,613
7,775	[2]	Red Hat, Inc.	369,079
30,292	[2]	SAIC, Inc.	527,081
4,689	[2]	Salesforce.com, Inc.	649,895
11,579	[2]	Sandisk Corp.	568,992
33,427	[2]	Symantec Corp.	656,841
14,706		Tellabs, Inc.	72,354
15,409	[2]	Teradata Corp.	861,671
9,071	[2]	Teradyne, Inc.	146,043
57,858		Texas Instruments, Inc.	2,055,695
6,723		Total System Services, Inc.	126,729
19,805	[2]	Verisign, Inc.	731,993
Semi-Annual Shareholder Report

Shares			Value
19,387		Visa, Inc., Class A	1,514,512
11,334	[2]	Western Digital Corp.	451,093
25,964		Western Union Co.	551,735
94,135		Xerox Corp.	949,822
13,443		Xilinx, Inc.	468,623
52,184	[2]	Yahoo, Inc.	926,266
		TOTAL	110,401,805
		Materials – 3.7%
4,228		AK Steel Holding Corp.	68,705
9,723		Air Products & Chemicals, Inc.	928,741
3,738		Airgas, Inc.	259,604
51,624		Alcoa, Inc.	877,608
3,898		Allegheny Technologies, Inc.	280,656
6,708		Ball Corp.	250,275
4,144		Bemis Co., Inc.	129,873
2,852		CF Industries Holdings, Inc.	403,701
6,050		Cliffs Natural Resources, Inc.	567,006
56,838		Dow Chemical Co.	2,329,790
46,086		Du Pont (E.I.) de Nemours & Co.	2,617,224
7,270		Eastman Chemical Co.	779,707
17,369		Ecolab, Inc.	916,388
2,852		FMC Corp.	251,775
46,124		Freeport-McMoran Copper & Gold, Inc.	2,538,204
3,138		International Flavors & Fragrances, Inc.	199,326
33,198		International Paper Co.	1,025,154
800		Lubrizol Corp.	107,616
9,279		MeadWestvaco Corp.	312,609
25,397		Monsanto Co.	1,728,012
22,774		Newmont Mining Corp.	1,334,784
16,775		Nucor Corp.	787,754
6,437	[2]	Owens-Illinois, Inc.	190,986
7,885		PPG Industries, Inc.	746,473
14,030		Praxair, Inc.	1,493,073
7,897		Sealed Air Corp.	203,506
9,969		Sherwin-Williams Co.	820,349
4,913		Sigma-Aldrich Corp.	346,759
3,509	[2]	Titanium Metals Corp.	70,285
5,739		United States Steel Corp.	273,808
Semi-Annual Shareholder Report

Shares			Value
5,055		Vulcan Materials Co.	228,486
		TOTAL	23,068,237
		Telecommunication Services – 2.9%
288,425		AT&T, Inc.	8,975,786
20,810	[2]	American Tower Corp., Class A	1,088,571
31,123		CenturyLink, Inc.	1,269,196
22,207	[2]	Clearwire Corp.	107,926
55,194		Frontier Communications Corp.	456,455
11,803	[2]	MetroPCS Communications, Inc.	198,645
130,165	[2]	Sprint Nextel Corp.	674,255
136,459		Verizon Communications, Inc.	5,155,421
36,979		Windstream Corp.	473,701
		TOTAL	18,399,956
		Utilities – 3.1%
63,756	[2]	AES Corp.	844,129
28,923		Ameren Corp.	847,733
20,165		American Electric Power Co., Inc.	735,619
9,957		CMS Energy Corp.	197,149
16,835		CenterPoint Energy, Inc.	313,131
12,471		Consolidated Edison Co.	649,989
7,915		Constellation Energy Group, Inc.	288,264
9,849		DTE Energy Co.	497,670
23,150		Dominion Resources, Inc.	1,074,623
53,041		Duke Energy Corp.	989,215
18,975		Edison International	745,148
9,208		Entergy Corp.	641,982
33,142		Exelon Corp.	1,396,935
23,706		FirstEnergy Corp.	947,292
5,479		Integrys Energy Group, Inc.	286,880
1,875		NICOR, Inc.	103,931
9,756	[2]	NRG Energy, Inc.	236,095
16,779		NextEra Energy, Inc.	949,188
24,441		NiSource, Inc.	475,378
10,855		Northeast Utilities Co.	386,438
4,312		ONEOK, Inc.	301,581
17,295		P G & E Corp.	796,954
30,196		PPL Corp.	828,276
9,212		Pepco Holdings, Inc.	177,515
Semi-Annual Shareholder Report

Shares			Value
5,463		Pinnacle West Capital Corp.	237,040
12,575		Progress Energy, Inc.	596,684
20,061		Public Service Enterprises Group, Inc.	645,362
4,589		SCANA Corp.	190,535
9,668		Sempra Energy	532,707
35,206		Southern Co.	1,374,442
8,373		TECO Energy, Inc.	161,348
9,286		Wisconsin Energy Corp.	289,816
19,448		Xcel Energy, Inc.	473,170
		TOTAL	19,212,219
		TOTAL COMMON STOCKS (IDENTIFIED COST $267,703,151)	610,088,870
		EXCHANGE-TRADED FUND – 0.1%
5,548		SPDR Trust, Series 1 (IDENTIFIED COST $712,279)	757,524
		WARRANT – 0.1%
		Consumer Discretionary – 0.1%
30,369	[2]	Ford Motor Co., Del, Warrants, Expiration Date 1/1/2013 (IDENTIFIED COST $151,845)	202,561
		MUTUAL FUND – 2.0%
12,728,375	[4,5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.18% (AT NET ASSET VALUE)	12,728,375
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $281,295,650)[6]	623,777,330
		OTHER ASSETS AND LIABILITIES - NET — 0.4%[7]	2,623,061
		TOTAL NET ASSETS — 100%	$626,400,391

At April 30, 2011, the Fund had the following outstanding futures contracts:1

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[2] S&P 500 E-Mini Index Long Futures	25	$1,699,625	June 2011	$25,706
[2] S&P 500 Index Long Futures	46	$15,636,550	June 2011	$664,260
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$689,966

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

Semi-Annual Shareholder Report

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $17,336,175 at April 30, 2011, which represents 2.8% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.6%.
2	Non-income producing security.
3	Affiliated holdings.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-Day net yield.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of April 30, 2011, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:

ADR	— American Depositary Receipt
REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets:
Total investments in securities, at value including $12,858,899 of investments in affiliated holdings (Note 5) (identified cost $281,295,650)		$623,777,330
Restricted cash (Note 2)		1,431,000
Income receivable		634,546
Receivable for investments sold		6,185,599
Receivable for shares sold		568,047
Receivable for daily variation margin		56,313
TOTAL ASSETS		632,652,835
Liabilities:
Payable for investments purchased	$5,363,468
Payable for shares redeemed	616,225
Payable for Directors'/Trustees' fees	548
Payable for distribution services fee (Note 5)	47,498
Payable for shareholder services fee (Note 5)	76,974
Accrued expenses	147,731
TOTAL LIABILITIES		6,252,444
Net assets for 44,596,479 shares outstanding		$626,400,391
Net Assets Consist of:
Paid-in capital		$295,352,726
Net unrealized appreciation of investments and futures contracts		343,171,646
Accumulated net realized loss on investments and futures contracts		(12,056,749)
Distributions in excess of net investment income		(67,232)
TOTAL NET ASSETS		$626,400,391
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($33,875,766 ÷ 2,429,448 shares outstanding), no par value, unlimited shares authorized		$13.94
Offering price per share		$13.94
Redemption proceeds per share (99.00/100 of $13.94)		$13.80
Class R Shares:
Net asset value per share ($34,427,170 ÷ 2,454,545 shares outstanding), no par value, unlimited shares authorized		$14.03
Institutional Shares:
Net asset value per share ($230,914,502 ÷ 16,386,210 shares outstanding), no par value, unlimited shares authorized		$14.09
Institutional Service Shares:
Net asset value per share ($327,182,953 ÷ 23,326,276 shares outstanding), no par value, unlimited shares authorized		$14.03

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended April 30, 2011 (unaudited)

Investment Income:
Dividends (including $19,049 received from affiliated holdings (Note 5))		$5,702,566
Interest		6,560
TOTAL INCOME		5,709,126
Expenses:
Management fee (Note 5)	$878,106
Custodian fees	43,197
Transfer and dividend disbursing agent fees and expenses — Class C Shares	19,017
Transfer and dividend disbursing agent fees and expenses — Class R Shares	47,401
Transfer and dividend disbursing agent fees and expenses — Institutional Shares	65,040
Transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	155,511
Directors'/Trustees' fees	5,406
Auditing fees	11,166
Legal fees	3,270
Portfolio accounting fees	71,673
Distribution services fee — Class C Shares (Note 5)	122,731
Distribution services fee — Class R Shares (Note 5)	82,295
Distribution services fee — Institutional Service Shares (Note 5)	457,384
Shareholder services fee — Class C Shares (Note 5)	39,768
Shareholder services fee — Institutional Service Shares (Note 5)	369,548
Account administration fee — Class C Shares	1,142
Account administration fee — Institutional Service Shares	9,786
Share registration costs	31,106
Printing and postage	30,449
Insurance premiums	2,551
Miscellaneous	16,415
TOTAL EXPENSES	2,462,962
Semi-Annual Shareholder Report

Statement of Operations — continued
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of management fee	$(165,614)
Waiver of distribution services fee — Institutional Service Shares	(379,659)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Class C Shares	(163)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Shares	(24,207)
Reimbursement of transfer and dividend disbursing agent fees and expenses — Institutional Service Shares	(97,744)
TOTAL WAIVERS AND REIMBURSEMENTS		$(667,387)
Net expenses			$1,795,575
Net investment income			3,913,551
Realized and Unrealized Gain on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $985 on sale of investments in affiliated holdings (Note 5))			6,404,513
Net realized gain on futures contracts			2,482,296
Net change in unrealized appreciation of investments			75,410,921
Net change in unrealized appreciation of futures contracts			65,757
Net realized and unrealized gain on investments and futures contracts			84,363,487
Change in net assets resulting from operations			$88,277,038

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2011	Year Ended 10/31/2010
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,913,551	$6,522,496
Net realized gain on investments and futures contracts	8,886,809	31,001,519
Net change in unrealized appreciation/depreciation of investments and futures contracts	75,476,678	34,797,958
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	88,277,038	72,321,973
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(89,603)	(215,656)
Class R Shares	(144,377)	(285,755)
Institutional Shares	(1,731,292)	(3,088,320)
Institutional Service Shares	(2,108,392)	(3,315,659)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(1,568,489)	(1,640,357)
Class R Shares	(1,527,804)	(1,291,207)
Institutional Shares	(10,066,142)	(8,513,387)
Institutional Service Shares	(14,732,888)	(11,320,879)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,968,987)	(29,671,220)
Share Transactions:
Proceeds from sale of shares	120,443,925	111,654,754
Net asset value of shares issued to shareholders in payment of distributions declared	27,235,242	26,485,694
Cost of shares redeemed	(80,692,097)	(134,248,764)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	66,987,070	3,891,684
Regulatory Settlement Proceeds:
Net increase from regulatory settlement (Note 8)	196,760	—
Change in net assets	123,491,881	46,542,437
Net Assets:
Beginning of period	502,908,510	456,366,073
End of period (including undistributed (distributions in excess of) net investment income of $(67,232) and $92,881, respectively)	$626,400,391	$502,908,510

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2011 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

Semi-Annual Shareholder Report

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Institutional Service Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund Semi-Annual Shareholder Report recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2011, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, maintain exposure to the S&P 500 index and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$689,966*

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,482,296
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$65,757

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	210,704	$2,774,668	411,911	$4,961,082
Shares issued to shareholders in payment of distributions declared	118,519	1,484,885	142,101	1,685,436
Shares redeemed	(398,826)	(5,256,682)	(843,580)	(10,127,744)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(69,603)	$(997,129)	(289,568)	$(3,481,226)
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	410,330	$5,418,036	1,011,452	$12,093,268
Shares issued to shareholders in payment of distributions declared	131,855	1,665,168	131,783	1,574,401
Shares redeemed	(514,738)	(6,820,562)	(918,586)	(11,118,302)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	27,447	$262,642	224,649	$2,549,367
Semi-Annual Shareholder Report

	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,514,611	$20,278,669	4,606,458	$55,317,600
Shares issued to shareholders in payment of distributions declared	589,590	7,506,353	740,728	8,898,455
Shares redeemed	(1,973,299)	(26,295,925)	(3,614,701)	(44,417,624)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	130,902	$1,489,097	1,732,485	$19,798,431
	Six Months Ended 4/30/2011		Year Ended 10/31/2010
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,056,871	$91,972,552	3,228,763	$39,282,804
Shares issued to shareholders in payment of distributions declared	1,309,730	16,578,836	1,198,207	14,327,402
Shares redeemed	(3,198,489)	(42,318,928)	(5,677,741)	(68,585,094)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	5,168,112	$66,232,460	(1,250,771)	$(14,974,888)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,256,858	$66,987,070	416,795	$3,891,684

4. FEDERAL TAX INFORMATION

At April 30, 2011, the cost of investments for federal tax purposes was $281,295,650. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $342,481,680. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $343,721,097 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,239,417.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania is the Fund's manager (the “Manager”). The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, the Manager voluntarily waived $156,119 of its fee. In addition, an affiliate of the Manager reimbursed $122,114 of transfer and dividend disbursing agent fees and expenses.

Semi-Annual Shareholder Report

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Institutional Service Shares	0.30%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2011, FSC voluntarily waived $379,659 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2011, FSC retained $125,795 of fees paid by the Fund.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2011, FSC retained $165 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended April 30, 2011, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2011, the Fund's Institutional Shares did not incur Service Fees.

Expense Limitation

The Manager and its affiliates (which may include FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class C Shares, Class R Shares, Institutional Shares and Institutional Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): (a) December 31, 2011; or (b) the date of the Fund's next effective Prospectus. While the Manager and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of transactions in other affiliated mutual funds. For the six months ended April 30, 2011, the Manager reimbursed $9,495. Transactions involving the affiliated holdings during the six months ended April 30, 2011, were as follows:

Affiliates	Balance of Shares Held 10/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2011	Value	Dividend Income
Federated Investors, Inc.	4,938	1,501	1,376	5,063	$130,524	$2,040
Federated Prime Value Obligations Fund, Institutional Shares	7,425,034	118,323,996	113,020,655	12,728,375	$12,728,375	$17,009
TOTAL OF AFFILIATED TRANSACTIONS	7,429,972	118,325,497	113,022,031	12,733,438	$12,858,899	$19,049

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2011, were as follows:

Purchases	$158,600,079
Sales	$125,584,064

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2011, there were no outstanding loans. During the six months ended April 30, 2011, the program was not utilized.

8. REGULATORY SETTLEMENT PROCEEDS

The Fund received $196,760 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

9. Subsequent events

On June 1, 2011, a supplement to the Fund's Prospectus and Statement of Additional Information was filed to indicate that the word “Institutional” will be removed from the Fund's Institutional Service Shares effective September 30, 2011.

Management has evaluated subsequent events through the date the financial statements were issued, and determined that no additional events have occurred that require disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated Max-Cap Index Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2010. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser and subadviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. Information regarding the subadviser's customary fee schedules was included in the materials furnished by the subadviser in connection with the Board's review. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's profitability, investment philosophy, revenue, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, the subadviser, and their affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds, the Federated companies that service them, and the subadviser (including communications from regulatory agencies), as well as Federated's and/or the subadviser's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Semi-Annual Shareholder Report

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser and subadviser are executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's and subadviser's investment management services were such as to warrant continuation of the advisory and subadvisory contracts. In this regard, the Senior Officer has reviewed Federated's and the subadviser's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to, different types of targeted investors, being subject to different laws and regulations, different legal structures, different average account sizes, different associated costs, different portfolio management techniques made necessary by different cash flows, and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser and subadviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research Semi-Annual Shareholder Report services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers. The Board also received financial information about the subadviser, as well as reports that discussed any indirect benefit the subadviser may derive from its receipt of research services from brokers who execute Fund trades.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The Board received similar revenue and cost information about the Fund from the subadviser. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated and the subadviser to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's and the subadviser's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

Semi-Annual Shareholder Report

It was noted in the materials for the Board meeting that, for the period covered by the report, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates, and by the subadviser, were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “View All” next to “Find Products.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E502
Cusip 31420E809
Cusip 31420E106
Cusip 31420E403

2052905 (6/11)

Federated is a registered trademark of Federated Investors, Inc.
2011  © Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Index Trust

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date	June 22, 2011

By	/S/Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date	June 22, 2011